Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2011
Registrant Name	dei_EntityRegistrantName	UNIFIED SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001199046
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 29, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb. 29, 2012
Prospectus Date	rr_ProspectusDate	Feb. 28, 2012
Jones Villalta Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Jones Villalta Opportunity Fund (the “Fund”) is long-term capital appreciation.
Fees and Expenses of the Fund	ust1199046_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of the amount redeemed within 90 days of purchase)	rr_RedemptionFeeOverRedemption	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.19%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.19%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.94%)	[1]
Total Annual Fund Operating Expenses, After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.25%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Only the one year number shown below reflects the Adviser’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 year	rr_ExpenseExampleYear01	127
3 years	rr_ExpenseExampleYear03	1,054
5 years	rr_ExpenseExampleYear05	1,991
10 years	rr_ExpenseExampleYear10	4,379
Portfolio Turnover	ust1199046_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9.43% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.43%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in U.S. equity securities of mid- to large-cap companies, which the Fund’s investment adviser, Jones Villalta Asset Management (the “adviser”), defines as companies with market capitalization of at least $1.3 billion. The Fund invests in companies with potential for growth whose stocks trade at a reasonable price. The adviser identifies prospects based on expected return on equity, price-to-book value and price-to earnings ratios, and expected short-term (5-year) growth rates. After a list of prospects has been identified, the adviser then engages in a detailed bottom-up analysis to determine each prospect’s intrinsic value. Once the adviser has identified a company with growth potential, the adviser establishes a price target for the company’s stock based on expected cash flows discounted to a present value, and estimated growth rates. The Fund typically invests in a portfolio of approximately 30 to 35 mid- to large-cap companies that the adviser believes present the best opportunity for investment by the Fund, and that trade at a reasonable price compared to their intrinsic value as determined by the adviser.

Equity securities in which the Fund may invest include common stocks and shares of other investment companies (including open-end and exchange-traded funds) whose portfolios primarily consist of mid- to large-cap equity securities. The Fund typically invests in equity securities issued by U.S. companies. However, from time to time, the Fund may purchase or hold securities of foreign companies that are denominated in U.S. dollars and trade on U.S. exchanges. The Fund may also invest in foreign securities through American Depositary Receipts (“ADRs”), which are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities issued by a foreign company.

The Fund intends to remain substantially invested in equity securities. If, however, the adviser believes that investment opportunities that meet the Fund’s investment criteria are not currently available, the Fund may invest substantially in money market funds, exchange-traded funds, or investment grade, short-term money market instruments, including U.S. Government and agency securities, commercial paper, certificates of deposit, repurchase agreements and other cash equivalents. By making these investments, the Fund may be able to meet shareholder redemptions without selling stocks and realizing gains and losses. However, to the extent the Fund makes these investments, the Fund might not achieve its investment objective. The Fund will incur duplicate management and other fees when investing in money market funds, exchange-traded funds or other mutual funds.

From time to time the Fund may experience a high portfolio turnover rate due to various factors such as changes in asset levels or more trading in response to volatility in the equity markets. High portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund’s performance.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests primarily in U.S. equity securities of mid- to large-cap companies, which the Fund’s investment adviser, Jones Villalta Asset Management (the “adviser”), defines as companies with market capitalization of at least $1.3 billion.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund.

  Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.
  Growth Risk. At times, the Fund invests in companies that appear to be growth-oriented companies. If the adviser’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, causing losses that will reduce the Fund’s return. In addition, growth-oriented securities in the Fund’s portfolio will typically have more risk of downward price movements. If the market perceives such risk as being greater than the adviser expected because of the company’s performance or otherwise, the Fund’s returns could be adversely affected.
  Value Risk. At times, the Fund may invest in stocks that the adviser believes are undervalued. This approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced. If the market perceives a company’s risk as being greater than the adviser expected because of the company’s performance or otherwise, losses may occur and the securities may not realize their full economic value for a long period of time.
  Management Risk. The adviser’s skill in choosing appropriate investments will play a large part in determining whether the Fund is able to achieve its investment objective. If the adviser’s assessment of the prospects for individual securities is incorrect, it could result in significant losses in the Fund’s investments in those securities, which can also result in possible losses overall for the Fund. The Fund is the first mutual fund managed by the adviser and the portfolio managers.
  Mid-Cap Risk. Stocks of mid-cap companies are more risky than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies. Mid-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition. The prospects for a company or its industry may deteriorate because of a variety of factors, including disappointing operating results or changes in the competitive environment.
  Company Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund’s portfolio. The value of an individual company can be more volatile than the market as a whole.
  Diversification Risk. The Fund invests a greater percentage of its assets in a fewer number of stocks as compared to other mutual funds that are more broadly diversified. As a result, the Fund’s share price may be more volatile than the share price of some other mutual funds, and the poor performance of an individual stock in the Fund’s portfolio may have a significant negative impact on the Fund’s performance.
  Investment Company Securities Risk. When the Fund invests in another investment company, such as an open-end mutual fund or an exchange-traded fund (“ETF”), the Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses in the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage). The Fund has no control over the investments and related risks taken by the underlying funds in which the Fund invests.
  Foreign Securities Risk. To the extent that the Fund holds shares of a foreign company, it may experience more rapid and extreme changes in value than when it invests in securities of U.S. companies. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in a foreign company. ADRs do not eliminate all of the risks associated with direct investment in the securities of foreign issuers. The risks of foreign investing are of greater concern in the case of investments in companies located in emerging markets, which may exhibit greater price volatility and have less liquidity.
  Portfolio Turnover Risk. From time to time the Fund may experience a high portfolio turnover rate due to various factors such as changes in asset levels or more trading in response to volatility in the equity markets. The portfolio turnover rate indicates changes in the Fund’s securities holdings. If the Fund experiences a high portfolio turnover rate, the Fund’s shareholders may realize significant taxable capital gains as a result of frequent trading of the Fund’s assets and the Fund will incur transaction costs in connection with buying and selling securities. Tax and transaction costs lower the Fund’s effective return for investors.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by any government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Diversification Risk. The Fund invests a greater percentage of its assets in a fewer number of stocks as compared to other mutual funds that are more broadly diversified. As a result, the Fund’s share price may be more volatile than the share price of some other mutual funds, and the poor performance of an individual stock in the Fund’s portfolio may have a significant negative impact on the Fund’s performance.

Performance	ust1199046_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Annual Total Return	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return (years ended December 31st)
2009	rr_AnnualReturn2009	47.40%
2010	rr_AnnualReturn2010	14.56%
2011	rr_AnnualReturn2011	(12.80%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this time period were: Best Quarter: 2nd Quarter, 2009, 31.36% Worst Quarter: 3rd Quarter, 2011, -20.67%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.67%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The index returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the Index would be lower).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (866) 950-5863, a toll-free number, or data current to the most recent quarter end may be accessed on the Fund’s website at www.jonesvillaltafunds.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) 950-5863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jonesvillaltafunds.com
Jones Villalta Opportunity Fund | Return Before Taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Fund
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
One Year	rr_AverageAnnualReturnYear01	(12.80%)
Since Inception	rr_AverageAnnualReturnSinceInception	14.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 23, 2008
Jones Villalta Opportunity Fund | Return After Taxes on Distributions
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
One Year	rr_AverageAnnualReturnYear01	(13.23%)
Since Inception	rr_AverageAnnualReturnSinceInception	13.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 23, 2008
Jones Villalta Opportunity Fund | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
One Year	rr_AverageAnnualReturnYear01	(8.12%)
Since Inception	rr_AverageAnnualReturnSinceInception	12.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 23, 2008
Jones Villalta Opportunity Fund | Russell 1000 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
One Year	rr_AverageAnnualReturnYear01	1.50%
Since Inception	rr_AverageAnnualReturnSinceInception	16.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 23, 2008
Jones Villalta Opportunity Fund | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
One Year	rr_AverageAnnualReturnYear01	2.09%
Since Inception	rr_AverageAnnualReturnSinceInception	15.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 23, 2008

[1]	The Fund's adviser contractually has agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses, excluding: brokerage fees and commissions; borrowing costs (such as (i) interest and (ii) dividend expenses on securities sold short); taxes; any 12b-1 fees; any indirect expenses such as expenses incurred by other investment companies in which the Fund may invest; and extraordinary litigation expenses do not exceed 1.25% of the Fund's average daily net assets through February 28, 2013. This expense cap may not be terminated prior to this date except by the Board of Trustees.